UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       09/30/2003
                                              ---------------------------------

Check here if Amendment [ ];       Amendment Number:
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     Northstar Investment Advisors, LLC
          ----------------------------------------------------------------------
Address:  1580 Lincoln, Suite 1100 Denver, CO 80203
          ----------------------------------------------------------------------

          ----------------------------------------------------------------------

          ----------------------------------------------------------------------

Form 13F File Number: 28-
                         --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Richard P. Kopp, CFA
          ----------------------------------------------------------------------
Title:    Principal
          ----------------------------------------------------------------------
Phone:    303/832.2300
          ----------------------------------------------------------------------

Signature, Place, and Date of Signing:

Richard P. Kopp, CFA                          Denver, CO             11/05/2003
----------------------------------  -------------------------------  -----------
[Signature]                                 [City, State]              [Date]

Report type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[ ] 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                                   Name

28-
     ----------------------    -------------------------------------------------
     [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      NONE
                                        -------------------

Form 13F Information Table Entry Total: 97
                                        -------------------

Form 13F Information Table Value Total: $  87,462
                                        -------------------
                                            (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number     Name

          28-

-----     -----------------        ---------------------------------------------
          [Repeat as necessary.]

                          FORM 13F INFORMATIONAL TABLE

ITEM 1:                        ITEM 2:          ITEM 3:        ITEM 4:         ITEM 5:    ITEM 6:       ITEM 7:    ITEM 8:
                                                CUSIP          FAIR MARKET                INVESTMENT               VOTING
NAME OF ISSUER                 TITLE OF CLASS   NUMBER         VALUE           SHARES     DISCRETION    MANAGERS   AUTHORITY
--------------                 --------------   ------         -----------     ------     ----------    --------   ---------
HSBC Hldgs Plc Adr New         COMMON STOCK                    4,584,888        69,468      SOLE          SOLE       SOLE
General Electric               COMMON STOCK     369604103      3,050,100       102,318      SOLE          SOLE       SOLE
Sabine Royalty Trust           COMMON STOCK     785688102      2,735,880        97,710      SOLE          SOLE       SOLE
Cisco Systems                  COMMON STOCK     17275R102      2,451,195       125,445      SOLE          SOLE       SOLE
Exxon Mobil Corporation        COMMON STOCK     91927806       2,423,066        66,204      SOLE          SOLE       SOLE
Procter & Gamble               COMMON STOCK     742718109      1,999,900        21,546      SOLE          SOLE       SOLE
Dell Computer Corp             COMMON STOCK     247025109      1,984,368        59,430      SOLE          SOLE       SOLE
Bristol-Myers Squibb           COMMON STOCK     110122108      1,733,545        67,558      SOLE          SOLE       SOLE
Vodafone ADR                   COMMON STOCK     92857T107      1,731,071        85,485      SOLE          SOLE       SOLE
Healthcare Realty Trust        COMMON STOCK     421946104      1,717,806        53,715      SOLE          SOLE       SOLE
American Intl Group Inc.       COMMON STOCK     26874107       1,700,304        29,468      SOLE          SOLE       SOLE
Microsoft Corporation          COMMON STOCK     594918104      1,687,631        60,728      SOLE          SOLE       SOLE
Clear Channel Comm Inc         COMMON STOCK     184502102      1,650,807        43,102      SOLE          SOLE       SOLE
Washington Mutual Inc          COMMON STOCK                    1,630,902        41,425      SOLE          SOLE       SOLE
Amgen, Inc.                    COMMON STOCK     31162100       1,629,101        25,230      SOLE          SOLE       SOLE
Wal Mart Stores Inc.           COMMON STOCK                    1,623,727        29,073      SOLE          SOLE       SOLE
Pfizer Incorporated            COMMON STOCK     717081103      1,604,398        52,811      SOLE          SOLE       SOLE
Cedar Fair L P Dep Uts         COMMON STOCK                    1,517,320        54,190      SOLE          SOLE       SOLE
Plum Creek Timber Co           COMMON STOCK     729251108      1,505,412        59,175      SOLE          SOLE       SOLE
AOL Time Warner Inc            COMMON STOCK                    1,438,623        95,210      SOLE          SOLE       SOLE
Nokia Corp                     COMMON STOCK     654902204      1,424,202        91,295      SOLE          SOLE       SOLE
WP Carey & Co LLC              COMMON STOCK                    1,418,114        44,665      SOLE          SOLE       SOLE
Goldman Sachs Group Inc        COMMON STOCK                    1,408,262        16,785      SOLE          SOLE       SOLE
Block H & R Incorporated       COMMON STOCK                    1,277,456        29,605      SOLE          SOLE       SOLE
Cardinal Health                COMMON STOCK     14149Y108      1,241,839        21,268      SOLE          SOLE       SOLE
Buckeye Partners LP            COMMON STOCK                    1,234,691        30,875      SOLE          SOLE       SOLE
Medtronic Inc.                 COMMON STOCK     585055106      1,230,289        26,221      SOLE          SOLE       SOLE
AmeriGas Partners LP           COMMON STOCK     30975106       1,215,844        48,440      SOLE          SOLE       SOLE
Applied Materials Inc          COMMON STOCK     3822105        1,155,699        63,710      SOLE          SOLE       SOLE
Ingersoll Rand                 COMMON STOCK                    1,087,237        20,345      SOLE          SOLE       SOLE
Wells Fargo                    COMMON STOCK     949746101      1,057,295        20,530      SOLE          SOLE       SOLE
Citigroup Inc.                 COMMON STOCK     172967101      1,043,135        22,921      SOLE          SOLE       SOLE
U S Bancorp Del                COMMON STOCK                      992,346        41,365      SOLE          SOLE       SOLE
Expeditors Int'l               COMMON STOCK                      938,877        27,285      SOLE          SOLE       SOLE
Pepsico Inc.                   COMMON STOCK     997134101        923,245        20,145      SOLE          SOLE       SOLE
Target Corp                    COMMON STOCK     872540109        912,829        24,258      SOLE          SOLE       SOLE
MBNA Corporation               COMMON STOCK     55262L100        877,572        38,490      SOLE          SOLE       SOLE
Sherwin Williams               COMMON STOCK                      853,155        29,009      SOLE          SOLE       SOLE
United Technologies            COMMON STOCK     913017109        841,966        10,895      SOLE          SOLE       SOLE
Alcoa Inc.                     COMMON STOCK     13817101         839,082        32,075      SOLE          SOLE       SOLE
Home Depot                     COMMON STOCK     437076102        819,150        25,719      SOLE          SOLE       SOLE
Walt Disney                    COMMON STOCK     254687106        768,578        38,105      SOLE          SOLE       SOLE
Zimmer Holdings Inc            COMMON STOCK     98956P102        751,123        13,632      SOLE          SOLE       SOLE
Federal Natl Mtg Assoc         COMMON STOCK     313586109        720,252        10,260      SOLE          SOLE       SOLE
Apache Corp                    COMMON STOCK                      702,068        10,125      SOLE          SOLE       SOLE
Verizon Communications         COMMON STOCK     92343V104        692,010        21,332      SOLE          SOLE       SOLE
Ebay Inc                       COMMON STOCK                      687,068        12,840      SOLE          SOLE       SOLE
Mylan Labs Inc.                COMMON STOCK     628530107        669,225        17,315      SOLE          SOLE       SOLE
Intel Corporation              COMMON STOCK     458140100        657,131        23,887      SOLE          SOLE       SOLE
Conagra                        COMMON STOCK                      655,042        30,840      SOLE          SOLE       SOLE
Alliance Capital Mgmt LP       COMMON STOCK     18548107         644,348        19,240      SOLE          SOLE       SOLE
Southern Company               COMMON STOCK     842587107        644,307        21,975      SOLE          SOLE       SOLE
FPL Group                      COMMON STOCK                      635,476        10,055      SOLE          SOLE       SOLE
Arthur J Gallagher & Co        COMMON STOCK                      632,765        22,375      SOLE          SOLE       SOLE
BP PLC                         COMMON STOCK     55622104         623,248        14,804      SOLE          SOLE       SOLE
Abbott Laboratories            COMMON STOCK     2824100          595,487        13,995      SOLE          SOLE       SOLE
Public Storage Inc.            COMMON STOCK                      594,138        15,145      SOLE          SOLE       SOLE
Sysco Corp.                    COMMON STOCK     871829107        589,434        18,020      SOLE          SOLE       SOLE
Anheuser Busch Cos. Inc.       COMMON STOCK     35229103         588,626        11,930      SOLE          SOLE       SOLE
First Data Corporation         COMMON STOCK                      584,934        14,638      SOLE          SOLE       SOLE
Johnson & Johnson              COMMON STOCK     478160104        576,512        11,642      SOLE          SOLE       SOLE
Walgreen Company               COMMON STOCK     931422109        576,185        18,805      SOLE          SOLE       SOLE
IBM                            COMMON STOCK     459200101        565,930         6,407      SOLE          SOLE       SOLE
Sun Microsystems               COMMON STOCK     866810104        562,038       169,800      SOLE          SOLE       SOLE
UnitedHealth Group             COMMON STOCK     910581107        512,258        10,180      SOLE          SOLE       SOLE
Anadarko Petroleum             COMMON STOCK     32511107         499,032        11,950      SOLE          SOLE       SOLE
Keycorp Inc New                COMMON STOCK                      498,922        19,512      SOLE          SOLE       SOLE
3M Company                     COMMON STOCK     604059105        491,364         7,114      SOLE          SOLE       SOLE
Hewlett Packard Company        COMMON STOCK     4.28236E+11      413,046        21,335      SOLE          SOLE       SOLE
Xcel Energy Inc                COMMON STOCK                      405,128        26,188      SOLE          SOLE       SOLE
Liberty Media New Ser A        COMMON STOCK                      378,880        38,002      SOLE          SOLE       SOLE
Coca-Cola Co.                  COMMON STOCK     191216100        361,938         8,425      SOLE          SOLE       SOLE
Omnicom Group Inc              COMMON STOCK     681919106        361,046         5,025      SOLE          SOLE       SOLE
Merck & Co.                    COMMON STOCK     58933107         340,420         6,725      SOLE          SOLE       SOLE
Forest Laboratories Inc.       COMMON STOCK     345838106        334,425         6,500      SOLE          SOLE       SOLE
McGraw Hill Cos Inc            COMMON STOCK                      333,017         5,360      SOLE          SOLE       SOLE
Fiserv Inc                     COMMON STOCK                      329,693         9,100      SOLE          SOLE       SOLE
Caterpillar Inc.               COMMON STOCK     149123101        325,820         4,733      SOLE          SOLE       SOLE
MBIA Inc.                      COMMON STOCK                      321,025         5,840      SOLE          SOLE       SOLE
General Dynamics Corp          COMMON STOCK                      318,095         4,075      SOLE          SOLE       SOLE
American Express Company       COMMON STOCK     25816109         301,232         6,700      SOLE          SOLE       SOLE
Questar Corporation            COMMON STOCK                      293,003         9,510      SOLE          SOLE       SOLE
Emerson Electric Company       COMMON STOCK     291011104        290,102         5,510      SOLE          SOLE       SOLE
Sara Lee Corp                  COMMON STOCK     803111103        285,204        15,534      SOLE          SOLE       SOLE
Quest Diagnostic Inc           COMMON STOCK                      273,183         4,505      SOLE          SOLE       SOLE
Donaldson Company Inc          COMMON STOCK                      246,593         4,575      SOLE          SOLE       SOLE
Polaris Industries             COMMON STOCK     731068102        228,753         3,085      SOLE          SOLE       SOLE
Altria Group                   COMMON STOCK                      224,475         5,125      SOLE          SOLE       SOLE
Biotech Holders TRUST          COMMON STOCK                      219,368         1,700      SOLE          SOLE       SOLE
EOG Resources                  COMMON STOCK     293562104        218,926         5,245      SOLE          SOLE       SOLE
Nabors Industries Ltd          COMMON STOCK                      206,607         5,545      SOLE          SOLE       SOLE
Oracle Corp.                   COMMON STOCK     68389X105        156,856        13,980      SOLE          SOLE       SOLE
EMC Corp Mass                  COMMON STOCK     268648102        155,349        12,300      SOLE          SOLE       SOLE
Corning Inc.                   COMMON STOCK     219350105        143,184        15,200      SOLE          SOLE       SOLE
US Energy Corp Wyo             COMMON STOCK                       86,545        23,776      SOLE          SOLE       SOLE
Ben Ezra Weinstein New         COMMON STOCK                            0        50,000      SOLE          SOLE       SOLE
Pacer Energy                   COMMON STOCK                            0        35,000      SOLE          SOLE       SOLE